Acquisition, Changes in Ownership Interest in Subsidiary and Deconsolidation (Details Narrative) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2018 USD ($) shares	Mar. 31, 2018 INR (₨) shares	Mar. 31, 2017 USD ($) shares	Mar. 31, 2017 INR (₨) shares	Mar. 31, 2016 USD ($) shares $ / shares	Mar. 31, 2016 INR (₨) shares	Mar. 31, 2015 shares
Disclosure of detailed information about business combination [line items]
Proceeds from sale of shares of a subsidiary	$ 40,221
Equity interest, divested	51.00%	51.00%
Loss recognized in deconsolidation	$ 4,878
Ayngaran Group
Disclosure of detailed information about business combination [line items]
Equity interest, divested	51.00%	51.00%
Loss recognized in deconsolidation	$ 14,649
Loss in deconsolidation, fair value	$ 457
IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding | shares	1,624,035	1,624,035	2,108,063	2,108,063	2,196,215		1,437,400
Stock options exercised | shares	1,113,160	1,113,160	269,553	269,553	180,920	180,920
Stock options exercised, price per share | ₨		₨ 32.19		₨ 10		₨ 39.
Eros International Media Limited | IPO India Plan
Disclosure of detailed information about business combination [line items]
Stock options outstanding | shares	1,624,035	1,624,035	2,108,063	2,108,063
Stock options exercised | shares	1,113,160	1,113,160	269,553	269,553
Stock options exercised, price per share | ₨		₨ 32,190		₨ 10,000
Eros Worldwide FZ-LLC
Disclosure of detailed information about business combination [line items]
Sale of shares of subsidiary | shares	11,716,850	11,716,850
Proceeds from sale of shares of a subsidiary	$ 40,221
Reduction in holdings	12.03%	12.03%
Techzone
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interest acquired					100.00%
Number of instruments or interests issued or issuable | shares					900,970
Equity interest issued, at acquisition date fair value, per share | $ / shares					$ 9.16
Revenue of the acquiree since acquisition date	$ 3,200		$ 4,200
Profit of the acquiree since acquisition date	$ 2,000		$ 300